AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 41.0%
Financials - 11.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$450,000	$424,984
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	575,000	523,998
American Tower Corp.
2.950%, 01/15/51	515,000	404,689
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	431,000	462,175
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3]	196,000	200,704
The Bank of Nova Scotia (Canada)
(SOFR + 0.610%), 0.892%, 09/15/26[3]	527,000	519,358
Boston Properties, LP
3.400%, 06/21/29	481,000	476,816
CIT Group, Inc.
6.125%, 03/09/28	371,000	410,414
Crown Castle International Corp.
4.300%, 02/15/29	346,000	355,417
The Goldman Sachs Group, Inc.
Series O, (5.300% to 11/10/26 then 3 month LIBOR + 3.834%), 5.300%, 11/10/26[1,2,3,4]	250,000	254,750
Morgan Stanley
(3 month LIBOR + 1.220%), 1.559%, 05/08/24[1,3]	520,000	523,525
OneMain Finance Corp.
6.125%, 03/15/24	500,000	512,500
SLM Corp.
3.125%, 11/02/26	265,000	245,788
Starwood Property Trust, Inc.
5.500%, 11/01/23[5]	206,000	209,512
The Toronto-Dominion Bank (Canada)
(SOFR + 0.355%), 0.612%, 03/04/24[3]	516,000	513,063

Total Financials		6,037,693
Industrials - 28.6%
AECOM
5.125%, 03/15/27	201,000	205,569
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[5]	230,000	225,384
Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[5]	277,000	255,284
Aramark Services, Inc.
5.000%, 02/01/28[4,5]	245,000	237,650
ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29[4]	248,000	251,824
	Principal Amount	Value

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[5]	$400,000	$363,000
Ashtead Capital, Inc.
1.500%, 08/12/26[5]	278,000	252,294
Berry Global, Inc.
5.625%, 07/15/27[5]	215,000	217,438
Block Financial LLC
3.875%, 08/15/30	113,000	110,987
Block, Inc.
2.750%, 06/01/26[4,5]	147,000	138,947
Broadcom, Inc.
1.950%, 02/15/28[5]	502,000	452,345
Centene Corp.
2.500%, 03/01/31	251,000	221,515
Central Garden & Pet Co.
4.125%, 10/15/30[4]	115,000	103,788
CF Industries, Inc.
5.375%, 03/15/44	446,000	501,486
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	471,000	488,432
Clearwater Paper Corp.
4.750%, 08/15/28[5]	240,000	222,900
The Coca-Cola Co.
2.500%, 06/01/40	125,000	111,036
Cogent Communications Group, Inc.
3.500%, 05/01/26[5]	200,000	190,000
Comcast Corp.
4.150%, 10/15/28	241,000	253,247
CommonSpirit Health
3.347%, 10/01/29	477,000	463,118
CVS Health Corp.
5.125%, 07/20/45	432,000	487,646
Dana, Inc.
4.250%, 09/01/30[4]	35,000	32,032
5.625%, 06/15/28[4]	324,000	327,402
Dell, Inc.
7.100%, 04/15/28	201,000	228,135
Discovery Communications LLC
3.950%, 03/20/28	226,000	225,740
Elanco Animal Health, Inc.
6.400%, 08/28/28[6]	328,000	351,787
Fiserv, Inc.
4.200%, 10/01/28	450,000	463,866
The Ford Foundation
Series 2020, 2.415%, 06/01/50	533,000	439,735
Freeport-McMoRan, Inc.
4.625%, 08/01/30[4]	253,000	258,693

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 28.6% (continued)
G-III Apparel Group, Ltd.
7.875%, 08/15/25[5]	$191,000	$200,579
GLP Capital LP/GLP Financing II Inc.
5.750%, 06/01/28	104,000	111,932
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	185,000	184,583
Hudbay Minerals, Inc. (Canada)
4.500%, 04/01/26[5]	124,000	120,487
KB Home
4.800%, 11/15/29	400,000	386,104
Kraft Heinz Foods Co.
4.250%, 03/01/31	450,000	461,601
Lumen Technologies Inc
5.625%, 04/01/25	215,000	216,613
Merck & Co., Inc.
1.900%, 12/10/28[4]	527,000	495,988
MGM Resorts International
5.750%, 06/15/25	320,000	328,006
Microsoft Corp.
2.525%, 06/01/50	521,000	449,881
MSCI, Inc.
3.250%, 08/15/33[5]	118,000	106,060
Murphy Oil USA, Inc.
4.750%, 09/15/29	22,000	21,815
5.625%, 05/01/27	220,000	223,575
Newell Brands, Inc.
4.450%, 04/01/26[6]	221,000	222,381
Penn National Gaming, Inc.
5.625%, 01/15/27[4,5]	109,000	108,000
PulteGroup, Inc.
5.000%, 01/15/27[4]	448,000	472,009
Sonoco Products Co.
2.850%, 02/01/32	523,000	488,814
Sysco Corp.
2.400%, 02/15/30	496,000	461,244
Travel + Leisure Co.
5.650%, 04/01/24[6]	363,000	375,970
United Rentals North America, Inc.
3.875%, 02/15/31[4]	250,000	235,625
Verizon Communications, Inc.
3.875%, 02/08/29	462,000	480,637
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	327,000	347,074

Total Industrials		14,580,258
Utilities - 0.6%
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	391,000	328,647

Total Corporate Bonds and Notes (Cost $22,265,194)		20,946,598
	Principal Amount	Value

Municipal Bonds - 5.9%
California Health Facilities Financing Authority 4.190%, 06/01/37	$225,000	$229,616
California State General Obligation, School Improvements 7.550%, 04/01/39	570,000	845,223
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	590,000	606,947
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	505,000	598,343
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	458,000	417,373
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	330,000	332,325

Total Municipal Bonds (Cost $3,105,376)		3,029,827
U.S. Government and Agency Obligations - 49.4%
Fannie Mae - 23.8%
FNMA
2.500%, 07/01/33	123,007	121,840
3.000%, 08/01/50	199,748	196,226
3.500%, 02/01/33 to 07/01/50	3,967,750	4,045,970
4.000%, 12/01/33 to 01/01/51	2,672,950	2,778,413
4.500%, 04/01/39 to 08/01/50	2,117,690	2,235,190
5.000%, 07/01/47 to 08/01/50	884,686	951,126
FNMA Pool
3.000%, 06/01/33 to 06/01/38	1,059,703	1,057,427
4.000%, 05/01/47	473,809	489,735
4.500%, 10/01/48	280,285	296,236

Total Fannie Mae		12,172,163
Freddie Mac - 6.4%
FHLMC
3.000%, 03/01/50 to 03/01/51	1,394,008	1,367,816
4.000%, 07/01/48 to 09/01/50	449,248	463,877
4.500%, 10/01/41	544,243	578,126
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	856,493	875,671

Total Freddie Mac		3,285,490
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds
1.875%, 02/15/51	1,241,000	1,084,372
2.250%, 05/15/41	1,966,000	1,855,950
2.500%, 02/15/46	472,000	462,118
3.125%, 05/15/48	929,000	1,037,214
3.500%, 02/15/39	429,000	491,507
5.000%, 05/15/37	560,000	749,219
6.750%, 08/15/26	1,697,000	1,994,306
U.S. Treasury Notes
1.625%, 02/15/26	731,000	706,614

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 19.2% (continued)
U.S. Treasury Notes
1.875%, 02/15/32	$510,000	$489,759
2.125%, 09/30/24	510,000	505,737
2.875%, 05/15/28	392,000	401,142

Total U.S. Treasury Obligations		9,777,938

Total U.S. Government and Agency Obligations (Cost $26,598,565)		25,235,591
Foreign Government Obligation - 0.7%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $345,542)	346,000	335,115

Short-Term Investments - 2.6%
Joint Repurchase Agreements - 2.6%[7]
Nomura Securities International, Inc., dated 03/31/22, due 04/01/22, 0.270% total to be received $339,883 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 4.000%, 06/01/27 - 08/01/58, totaling $346,678)	339,880	339,880
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 5.500%, 04/26/22 - 03/20/52, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,339,880

Total Short-Term Investments (Cost $1,339,880)		1,339,880
Total Investments - 99.6% (Cost $53,654,557)		50,887,011
Other Assets, less Liabilities - 0.4%		179,316
Net Assets - 100.0%		$51,066,327

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $2,743,178 or 5.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the value of these securities amounted to $3,299,880 or 6.5% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$20,946,598	—	$20,946,598
Municipal Bonds†	—	3,029,827	—	3,029,827
U.S. Government and Agency Obligations†	—	25,235,591	—	25,235,591
Foreign Government Obligation†	—	335,115	—	335,115
Short-Term Investments
Joint Repurchase Agreements	—	1,339,880	—	1,339,880
Total Investments in Securities	—	$50,887,011	—	$50,887,011

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2022, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,743,178	$1,339,880	$1,497,188	$2,837,068
The following table summarizes the securities received as collateral for securities lending at March 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.000%	04/30/22-05/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.